Consolidated Balance Sheets Detail (Details 4) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Feb. 28, 2009
Accrued liabilities
Accrued Marketing costs	$ 367	$ 419
Vendor inventory liabilities	279	116
Warranty	408	459	252	184
Royalties	382	461
Carrier Liabilities	524	308
Other	422	748
Accrued liabilities total	$ 2,382	$ 2,511